Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses [Abstract]
Insurance	$ 1,447	$ 1,437	$ 3,099	$ 3,392
Sponsorship and marketing	401	99	694	110
Short term office and equipment rental	92	54	203	155
Site expenses	1,511	889	3,068	1,377
Charitable donations	91	85	233	149
Filing fees	19	19	38	39
Site identification costs	0	0	0	15
Other expenses	787	506	1,336	976
Non-refundable sales tax (See Note 12)	1,372	535	2,966	1,027
Non-refundable provincial sales tax	308	0	622	0
Legal expenses	1,797	0	1,797	0
Total other operating expenses	$ 7,825	$ 3,624	$ 14,056	$ 7,240